Segmental Information	12 Months Ended
Mar. 31, 2012
Segmental Information [Abstract]
SEGMENTAL INFORMATION
26.	SEGMENTAL INFORMATION

The Chairman and Managing Director (CMD) of the Company has been identified as the Chief Operating Decision Maker (CODM) as defined by ASC 280 (formerly SFAS No. 131). The CODM of the Company determines its business segments based on the nature of services, the differing risks and returns and the organizational structure. These segments are basic (including CDMA) and cellular services. Basic services segment consists of voice, data through local calls, domestic long distance and international long distance calls on fixed line services in the cities of Delhi and Mumbai in India. Cellular consists of providing cellular services in cities of Delhi and Mumbai using Global System for Mobile communications, or GSM, technology and  it also includes revenues from Code Division Multiple Access, or CDMA, based cellular services.. During the year ended March 31, 2006, the Company has started operations in Mauritius. However, as the operations are insignificant as compared to the overall business of the Company, the same have not been considered for separate segment disclosure. During the years ended March 31,  2010, 2011 and 2012, no single customer has contributed for revenue in excess of 10% of total revenue.

MTNL’s operating segment information for the years ended March 31, 2010, 2011 and 2012 are as follows. The table gives the amounts reviewed by the CODM reconciled to the consolidated U.S. GAAP financial statements.

The amounts reviewed by the CODM are based on internal accounting policies of the Company which are different from U.S. GAAP.

	Basic	Cellular	Unallocated (Corporate)	Elimination	Total	Reconciling Adjustments	Consolidated Totals	(Millions of US $) Unaudited
	Millions of Rupees
For the year ended March 31, 2012
Revenue — External customers	26,454	7,279	-	-	33,733	138	33,871	666
Revenue — Inter-segment	229	31	-	(260)	-	0	-	-
Total Revenues	26,683	7,310		(260)	33,733	138	33,871	666
Operating income / (loss)	(23,315)	(6,449)	(2,961)	-	(32,725)	(1,211)	(33,936)	(667)
Interest income/ (expense), net	53	39	(8,864)	-	(8,772)	(5)	(8,777)	(172)
Equity in earnings/(losses) of associated companies, net of taxes	-	-	-	-	-	16	16	0
Non Operating income, net	783	251	15	-	1,050	7	1,042	20
Net income / (loss)	(22,479)	(6,158)	(11,810)	-	(40,448)	(1,222)	(41,670)	(819)
Segment assets	127,340	78,149	63,583	-	269,071	(29,462)	239,609	4,708
Depreciation and amortization	6,667	5,270	3,026	-	14,962	1,162	16,124	317
Capital expenditures for long-lived assets	5,560	1,514	95	-	7,169	0	7,169	141

	Basic	Cellular	Unallocated (Corporate)	Elimination	Total	Reconciling Adjustments	Consolidated Totals	Millions of US $) Unaudited
	Millions of Rupees
For the year ended March 31, 2011
Revenue — External customers	30,473	6,267	-	-	36,740	39	36,778	723
Revenue — Inter-segment	263	184	-	(447)	-	-	-	-
Total Revenues	30,736	6,451	-	(447)	36,740	39	36,778	723
Operating income / (loss)	(18,644)	(3,840)	(3,390)	-	(25,874)	(2,697)	(28,570)	(561)
Interest income/ (expense), net	80	9	(2,693)	-	(2,604)	6,799	4,195	82
Equity in earnings/(losses) of associated companies, net of taxes	-	-	-	-	-	15	15	0
Non Operating income, net	665	(27)	92	-	729	10	740	15
Net income / (loss)	(17,899)	(3,858)	(5,991)	-	(27,748)	4,113	(23,634)	(464)
Segment assets	128,181	77,478	72,940	-	278,599	(33,550)	245,049	4,815
Depreciation and amortization	6,375	4,697	3,030	-	14,101	1,104	15,205	299
Capital expenditures for long-lived assets	11,495	1,853	(777)	-	12,571	-	12,571	247

For the year ended March 31, 2010
Revenue — External customers	29,610	6,951	-	-	36,561	(1,048)	35,513	797
Revenue — Inter-segment	426	107	-	(533)	-	-	-	-
Total Revenues	30,036	7,058	-	(533)	36,561	(1,048)	35,513	797
Operating income / (loss)	(37,854)	172	(9,944)	-	(47,626)	3,156	(44,471)	(998)
Interest income/ (expense), net	3,917	11	8,815	-	12,743	(6,341)	6,402	144
Equity in earnings/(losses) of associated companies, net of taxes	-	-	-	5	5	5	11	0
Non Operating income, net	525	165	5	-	694	9	704	16
Net income / (loss)	(33,412)	347	(1,124)	-	(34,189)	(3,176)	(37,365)	(839)
Segment assets	120,087	18,736	204,161	-	342,985	(29,278)	313,707	7,043
Depreciation and amortization	6,308	1,106	10,182	-	17,595	(2,836)	14,759	331
Capital expenditures for long-lived assets	5,095	5,955	897	-	11,947	-	11,947	268

There are material differences between segment information internally reviewed, by the CODM, and consolidated financial statements prepared under U.S. GAAP. The material differences that affect us are primarily attributable to U.S. GAAP requirements for:

•	Revenue recognition.
•	Employee benefits - Accounting for gratuity and pension obligations; accounting for leave pay obligations and curtailment benefits arising from voluntary retirement scheme under U.S. GAAP.
•	Property, plant and equipment - Useful lives of assets, foreign exchange capitalized, interest capitalized and leases, and
•	Deferred taxes - Accounting for deferred taxes under U.S. GAAP.

More specifically, the reconciling items relate to the following:

•
The reconciling items pertaining to revenues amounted to Rs.1,048 million, Rs.39 million and Rs.138 million for the years ended March 31, 2010, 2011 and 2012. These reconciling items primarily pertain to non-recognition of revenues under US GAAP (Refer notes 25(iii)(c) and 25(iv)) since the amounts are either disputed or collectibility is not reasonably possible and netting off of commissions from revenues under U.S. GAAP.

•
The reconciling items pertaining to operating income/(loss) amounted to Rs.3,156 million, Rs.(3,060) million and Rs (1,211) million for the years ended March 31, 2010, 2011 and 2012. These reconciling items are mainly attributable to U.S. GAAP adjustments for revenues, cost of revenues and selling general and administrative expenses and reclassification of excess liability written back. The cost of revenues and selling, general and administrative expenses have reconciling items on account of accounting for employee benefits, depreciation, provision for doubtful debts and other adjustments on account of BSNL/DOT (Refer notes 4 and 5) under U.S. GAAP.

•	The reconciling item in respect of non operating income / (loss) primarily pertain to reclassification of excess liability written back from non operating income / (loss) to operating income / (loss).
•
The reconciling adjustments for segment assets pertain primarily to U.S. GAAP adjustments in respect of useful lives of assets, foreign exchange capitalized, interest capitalized and depreciation expense.